GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 96.0%
Brazil – 4.8%
45,200 Banco Bradesco SA (Banks) $ 124,805
1,321,400 Banco Bradesco SA ADR
(Banks) 4,096,340
2,832,900 Banco BTG Pactual SA
(Financial Services) 20,596,048
108,400 Banco do Brasil SA (Banks) 1,235,100
1,033,900 BB Seguridade Participacoes
SA (Insurance) 7,147,399
37,900 Centrais Eletricas Brasileiras
SA (Utilities) 312,187
539,600 Cia de Saneamento de Minas
Gerais Copasa MG (Utilities) 2,327,477
793,100 Cia Siderurgica Nacional SA
(Materials) 2,838,217
2,663,800 Cielo SA (Financial Services) 2,672,188
84,000 CPFL Energia SA (Utilities) 614,775
1,687,000 CSN Mineracao SA (Materials) 2,315,437
7,000 Multiplan Empreendimentos
Imobiliarios SA (Real Estate
Management & Development) 39,363
228,750 Petroleo Brasileiro SA ADR
(Energy) 3,904,763
282,900 Porto Seguro SA (Insurance) 1,523,448
103,000 Santos Brasil Participacoes SA
(Transportation) 209,559
429,700 Telefonica Brasil SA
(Telecommunication Services) 4,454,503
190,000 Telefonica Brasil SA ADR
(Telecommunication Services) 1,960,800
727,100 Ultrapar Participacoes SA
(Energy) 4,134,185
1,730,700 Vale SA ADR (Materials) 23,693,283
84,199,877
Chile – 0.9%
86,768,443 Banco de Chile (Banks) 9,728,555
72,128 Banco de Credito e Inversiones
SA (Banks) 1,909,864
48,628,648 Cia Sud Americana de Vapores
SA (Transportation) 3,504,108
7,868,391 Colbun SA (Utilities) 1,116,705
41,986 Quinenco SA (Capital Goods) 142,693
16,401,925
China – 25.2%
4,216,000 Agricultural Bank of China
Ltd., Class H (Banks) 1,632,397
2,868,886 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care
Equipment & Services) 5,120,306
4,012,200 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 35,985,334
171,900 Asymchem Laboratories
Tianjin Co. Ltd., Class
A (Pharmaceuticals,
Biotechnology & Life Sciences) 2,050,081
43,100 Autohome, Inc. ADR (Media &
Entertainment) 1,086,120
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,038,200 Baidu, Inc., Class A (Media &
Entertainment)* $ 13,441,801
15,432,918 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 13,218,218
55,600 BeiGene Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 630,127
333,963 Betta Pharmaceuticals Co.
Ltd., Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 1,763,860
1,332,000 Bosideng International Holdings
Ltd. (Consumer Durables &
Apparel) 602,140
294,500 BYD Co. Ltd., Class H
(Automobiles & Components) 6,593,907
2,793,000 CGN Power Co. Ltd., Class H
(Utilities)
(a)
782,668
228,457 Changchun High & New
Technology Industry Group,
Inc., Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 3,631,156
3,045,000 China Cinda Asset Management
Co. Ltd., Class H (Financial
Services) 292,157
6,892,000 China CITIC Bank Corp. Ltd.,
Class H (Banks) 3,415,689
1,443,000 China Coal Energy Co. Ltd.,
Class H (Energy) 1,584,673
4,010,000 China Communications
Services Corp. Ltd., Class H
(Capital Goods) 1,651,191
6,702,000 China Construction Bank Corp.,
Class H (Banks) 3,980,074
798,600 China Gas Holdings Ltd.
(Utilities) 728,102
3,054,000 China Lesso Group Holdings
Ltd. (Capital Goods) 1,352,983
2,875,000 China Medical System
Holdings Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,108,468
1,374,500 China Overseas Land &
Investment Ltd. (Real Estate
Management & Development) 2,079,330
240,000 China Overseas Property
Holdings Ltd. (Real Estate
Management & Development) 159,070
3,954,000 China Railway Group Ltd.,
Class H (Capital Goods) 1,808,312
1,494,000 China Resources Land Ltd.
(Real Estate Management &
Development) 4,535,868
4,865,200 China Taiping Insurance
Holdings Co. Ltd. (Insurance) 4,038,721
7,361,000 CITIC Ltd. (Capital Goods) 7,104,794
3,327,700 COSCO SHIPPING
Holdings Co. Ltd., Class A
(Transportation) 4,605,413

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,852,000 CSPC Pharmaceutical Group
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) $ 5,776,636
1,056,300 Foxconn Industrial Internet
Co. Ltd., Class A (Technology
Hardware & Equipment) 1,952,318
4,503,000 Geely Automobile Holdings
Ltd. (Automobiles &
Components) 4,268,210
615,800 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Durables & Apparel) 3,024,397
1,824,400 GRG Banking Equipment Co.
Ltd., Class A (Technology
Hardware & Equipment) 2,404,790
1,056,000 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care
Equipment & Services) 2,571,805
426,500 H World Group Ltd. (Consumer
Services) 1,336,835
121,972 H World Group Ltd. ADR
(Consumer Services) 3,875,050
35,000 Hello Group, Inc. ADR (Media
& Entertainment) 205,450
2,033,402 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 4,916,210
706,800 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 1,453,742
1,074,571 JD.com, Inc., Class A
(Consumer Discretionary
Distribution & Retail) 12,117,009
1,198,000 Jiangsu Expressway Co. Ltd.,
Class H (Transportation) 1,143,149
2,832,797 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care
Equipment & Services) 2,742,370
1,331,400 Kuaishou Technology (Media &
Entertainment)*
(a)
6,710,706
978,900 Li Auto, Inc., Class A
(Automobiles & Components)* 13,531,267
1,166,300 Lingyi iTech Guangdong Co.,
Class A (Technology Hardware
& Equipment) 769,582
20,000 Maxscend Microelectronics
Co. Ltd., Class A (Technology
Hardware & Equipment) 256,298
481,960 Meituan, Class B (Consumer
Services)*
(a)
3,876,514
862,100 NetEase, Inc. (Media &
Entertainment) 16,757,596
1,071,600 New Oriental Education
& Technology Group, Inc.
(Consumer Services)* 8,270,873
553,200 OFILM Group Co. Ltd., Class
A (Technology Hardware &
Equipment)* 512,457
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
102,900 PDD Holdings, Inc. ADR
(Consumer Discretionary
Distribution & Retail)* $ 13,054,923
12,472,000 People's Insurance Co. Group
of China Ltd. (The), Class H
(Insurance) 3,877,271
6,064,000 PetroChina Co. Ltd., Class H
(Energy) 4,386,491
175,000 Sany Heavy Equipment
International Holdings Co. Ltd.
(Capital Goods) 113,898
10,253,445 Shanghai International Port
Group Co. Ltd., Class A
(Transportation) 7,872,712
6,583,600 Shanghai RAAS Blood
Products Co. Ltd., Class
A (Pharmaceuticals,
Biotechnology & Life Sciences) 5,893,896
249,200 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 821,685
1,038,500 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 895,961
701,772 Shenzhen Goodix
Technology Co. Ltd., Class
A (Semiconductors &
Semiconductor Equipment)* 5,122,265
31,000 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 1,158,951
404,031 Shenzhen Transsion Holdings
Co. Ltd., Class A (Technology
Hardware & Equipment) 7,680,166
326,600 Shenzhou International Group
Holdings Ltd. (Consumer
Durables & Apparel) 2,908,506
8,832,000 Shougang Fushan Resources
Group Ltd. (Materials) 3,489,680
585,530 Sichuan Kelun
Pharmaceutical Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 1,884,605
69,000 Silergy Corp. (Semiconductors
& Semiconductor Equipment) 849,166
439,500 Sinopec Engineering Group Co.
Ltd., Class H (Capital Goods) 220,438
3,273,500 Sinotruk Hong Kong Ltd.
(Capital Goods) 7,434,751
544,000 SITC International Holdings
Co. Ltd. (Transportation) 825,435
326,300 Sunny Optical Technology
Group Co. Ltd. (Technology
Hardware & Equipment) 2,005,566
420,078 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Technology Hardware &
Equipment) 729,284

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
39,700 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Technology Hardware &
Equipment) $ 472,020
2,095,500 Tencent Holdings Ltd. (Media
& Entertainment) 72,737,573
3,438,800 Tongcheng Travel Holdings Ltd.
(Consumer Services)* 7,014,653
1,488,000 Topsports International
Holdings Ltd. (Consumer
Discretionary Distribution &
Retail)
(a)
964,494
583,750 Trip.com Group Ltd. (Consumer
Services)* 21,248,168
38,100 Trip.com Group Ltd. ADR
(Consumer Services)* 1,392,936
429,200 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Technology Hardware &
Equipment) 760,529
957,400 Vipshop Holdings Ltd. ADR
(Consumer Discretionary
Distribution & Retail)* 15,213,086
186,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 328,376
42,854 WuXi AppTec Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 324,738
836,300 Xiamen C & D, Inc., Class A
(Capital Goods) 1,127,338
9,180,800 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
14,464,619
682,100 Yankuang Energy Group Co.
Ltd., Class A (Energy) 2,170,387
548,000 Yankuang Energy Group Co.
Ltd., Class H (Energy) 1,125,858
2,450,100 Yutong Bus Co. Ltd., Class A
(Capital Goods) 5,162,948
445,573 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Capital Goods) 842,891
443,032,488
Greece – 0.2%
11,346 Motor Oil Hellas Corinth
Refineries SA (Energy) 309,974
511,698 Piraeus Financial Holdings SA
(Banks)* 2,072,239
38,800 Star Bulk Carriers Corp.
(Transportation) 843,512
3,225,725
Hong Kong – 0.4%
16,221,000 Sino Biopharmaceutical
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 5,853,125
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
832,000 United Laboratories
International Holdings Ltd.
(The) (Pharmaceuticals,
Biotechnology & Life Sciences) $ 719,223
6,572,348
India – 18.1%
870,819 Adani Ports & Special
Economic Zone Ltd.
(Transportation) 12,659,659
623,172 Adani Power Ltd. (Utilities)* 4,230,459
81,307 Ajanta Pharma Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 2,128,778
15,848 Alkem Laboratories
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 952,838
481,370 Axis Bank Ltd. (Banks) 6,189,126
20,393 Balkrishna Industries Ltd.
(Automobiles & Components) 602,686
9,119 Bharat Dynamics Ltd. (Capital
Goods) 187,317
5,245,404 Bharat Electronics Ltd. (Capital
Goods) 11,748,481
1,805,708 Bharat Petroleum Corp. Ltd.
(Energy) 10,944,495
94,268 Birlasoft Ltd. (Software &
Services) 963,090
19,316 Ceat Ltd. (Automobiles &
Components) 616,708
262,802 Cipla Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,274,263
71,671 Cummins India Ltd. (Capital
Goods) 1,980,201
290,051 Dr Reddy's Laboratories
Ltd. ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 20,869,169
185,134 Equitas Small Finance Bank
Ltd. (Banks)
(a)
231,736
314,011 Godawari Power and Ispat Ltd.
(Materials) 2,878,790
3,088 Great Eastern Shipping Co. Ltd.
(The) (Energy) 36,790
94,265 HCL Technologies Ltd.
(Software & Services) 1,787,802
108,373 Hindustan Aeronautics Ltd.
(Capital Goods) 3,921,731
1,024,260 ICICI Bank Ltd. ADR (Banks) 24,991,944
780,662 IDBI Bank Ltd. (Banks) 814,341
3,797,906 IDFC Ltd. (Financial Services) 5,450,488
970,241 Indiabulls Housing Finance Ltd.
(Financial Services) 2,596,322
113,691 IndiaMart InterMesh Ltd.
(Capital Goods)
(a)
3,451,338
813,937 Indian Bank (Banks) 4,895,966
2,706,687 Indian Oil Corp. Ltd. (Energy) 4,793,188
109,624 ITD Cementation India Ltd.
(Capital Goods) 428,454
1,242,192 Jamna Auto Industries Ltd.
(Capital Goods) 1,775,190

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
291,655 Jindal Saw Ltd. (Materials) $ 1,828,497
166,512 Jindal Stainless Ltd. (Materials) 1,157,758
788 JK Cement Ltd. (Materials) 41,359
243,613 JSW Energy Ltd. (Utilities) 1,482,399
1,263,849 JSW Steel Ltd. (Materials) 12,444,274
20,336 Just Dial Ltd. (Media &
Entertainment)* 202,278
60,668 Karnataka Bank Ltd. (The)
(Banks) 185,922
356,423 KNR Constructions Ltd.
(Capital Goods) 1,187,205
142,980 L&T Finance Holdings Ltd.
(Financial Services) 298,472
211,446 Larsen & Toubro Ltd. (Capital
Goods) 8,852,243
338,041 Lupin Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 6,121,643
38,826 Motilal Oswal Financial
Services Ltd. (Financial
Services) 837,278
3,693 MRF Ltd. (Automobiles &
Components) 6,332,502
131,537 Narayana Hrudayalaya Ltd.
(Health Care Equipment &
Services) 2,085,688
1,280,758 NCC Ltd. (Capital Goods) 3,319,618
2,305,070 NMDC Ltd. (Materials) 6,102,877
2,651,892 NTPC Ltd. (Utilities) 10,153,175
207,083 Petronet LNG Ltd. (Energy) 671,312
3,711,587 Power Finance Corp. Ltd.
(Financial Services) 19,818,439
1,435,432 Power Grid Corp. of India Ltd.
(Utilities) 4,483,354
196,063 PTC India Ltd. (Utilities) 566,698
656,463 REC Ltd. (Financial Services) 3,943,479
43,018 Reliance Industries Ltd.
(Energy) 1,477,949
71,000 ReNew Energy Global PLC,
Class A (Utilities)* 480,670
3,501 Shree Cement Ltd. (Materials) 1,203,259
1,882,629 State Bank of India (Banks) 14,542,133
106,120 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,812,943
359,252 Tata Consultancy Services Ltd.
(Software & Services) 16,500,851
34,107 Tata Elxsi Ltd. (Software &
Services) 3,121,940
92,551 Tata Motors Ltd., Class A
(Automobiles & Components) 650,860
209,605 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 6,387,624
20,800 Trent Ltd. (Consumer
Discretionary Distribution &
Retail) 773,397
152,698 UltraTech Cement Ltd.
(Materials) 18,670,687
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
725,596 Varun Beverages Ltd. (Food,
Beverage & Tobacco) $ 11,193,396
257,324 Welspun Corp. Ltd. (Materials) 1,816,866
37,400 WNS Holdings Ltd. ADR
(Commercial & Professional
Services)* 2,593,690
907,684 Zydus Lifesciences
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 8,306,726
318,050,811
Indonesia – 2.9%
18,293,700 Aneka Tambang Tbk (Materials) 1,794,854
2,652,600 Astra International Tbk PT
(Capital Goods) 859,550
19,135,200 Bank Central Asia Tbk PT
(Banks) 11,577,302
39,526,800 Bank Mandiri Persero Tbk PT
(Banks) 16,641,406
756,400 Bank Negara Indonesia Persero
Tbk PT (Banks) 275,190
8,246,200 Bank Pembangunan Daerah
Jawa Barat Dan Banten Tbk PT
(Banks) 608,797
22,175,900 Bank Pembangunan Daerah
Jawa Timur Tbk PT (Banks) 913,456
38,035,600 Bank Rakyat Indonesia Persero
Tbk PT (Banks) 13,701,775
551,200 Indocement Tunggal Prakarsa
Tbk PT (Materials) 314,742
719,300 Indofood CBP Sukses Makmur
Tbk PT (Food, Beverage &
Tobacco) 535,960
592,800 Jasa Marga Persero Tbk PT
(Transportation) 187,833
14,087,800 Telkom Indonesia Persero
Tbk PT (Telecommunication
Services) 3,533,599
226,900 United Tractors Tbk PT
(Energy) 329,597
51,274,061
Kuwait – 0.4%
248,833 Agility Public Warehousing Co.
KSC (Transportation)* 468,227
398,807 Burgan Bank SAK (Banks) 248,573
1,915,074 Kuwait Finance House KSCP
(Banks) 4,800,147
259,629 National Bank of Kuwait SAKP
(Banks) 826,665
6,343,612
Luxembourg – 0.2%
110,993 Reinet Investments SCA
(Financial Services) 2,781,806
Mexico – 2.5%
935,893 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 10,633,776

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
237,012 Coca-Cola Femsa SAB de
CV ADR (Food, Beverage &
Tobacco) $ 22,501,919
34,000 FIBRA Macquarie Mexico
REIT (Equity Real Estate
Investment Trusts (REITs))
(a)
65,071
811,706 Grupo Financiero Banorte SAB
de CV, Class O (Banks) 8,255,948
575,186 Grupo Financiero Inbursa SAB
de CV, Class O (Banks)* 1,699,341
40,440 Promotora y Operadora de
Infraestructura SAB de CV
(Transportation) 397,903
23,421 Ternium SA ADR (Materials) 905,456
44,459,414
Peru – 0.1%
13,700 Credicorp Ltd. (Banks) 2,033,491
Philippines – 0.7%
173,100 Aboitiz Power Corp. (Utilities) 116,845
930,379 Bank of the Philippine Islands
(Banks) 1,823,145
962,960 BDO Unibank, Inc. (Banks) 2,478,937
1,158,900 International Container
Terminal Services, Inc.
(Transportation) 5,011,091
146,650 Jollibee Foods Corp. (Consumer
Services) 661,677
1,632,960 Metropolitan Bank & Trust Co.
(Banks) 1,654,093
11,745,788
Poland – 2.1%
41,353 Alior Bank SA (Banks)* 777,802
314,467 Bank Pekao SA (Banks) 12,096,325
6,581 Grupa Kety SA (Materials) 1,119,317
72,583 Powszechna Kasa Oszczednosci
Bank Polski SA (Banks) 920,935
1,786,939 Powszechny Zaklad
Ubezpieczen SA (Insurance) 21,515,040
36,429,419
Qatar – 0.4%
859,217 Commercial Bank PSQC (The)
(Banks) 1,237,711
623,447 Qatar Aluminum Manufacturing
Co. (Materials) 219,174
205,195 Qatar Electricity & Water Co.
QSC (Utilities) 975,846
1,138,277 Qatar Gas Transport Co. Ltd.
(Energy) 1,084,384
137,464 Qatar Islamic Bank (Banks) 736,212
809,936 Qatar National Bank QPSC
(Banks) 3,445,042
7,698,369
Shares Description Value
a
Common Stocks – (continued)
Romania – 0.1%
205,523 NEPI Rockcastle NV (Real
Estate Management &
Development)* $ 1,384,021
Russia – 0.0%
106,118 PhosAgro PJSC, GDR
(Materials)*
(b)
—
683 PhosAgro PJSC NPV
(Materials)
(b)
—
18,426 Polyus PJSC, GDR
(Materials)*
(b)
—
2,789,380 Sberbank of Russia PJSC
(Banks)
(b)
—
274,080,000 VTB Bank PJSC (Banks)*
(b)
—
—
Saudi Arabia – 3.9%
148,351 Al Hammadi Holding (Health
Care Equipment & Services) 2,419,909
215,146 Al Rajhi Bank (Banks) 4,802,688
99,306 Aldrees Petroleum and
Transport Services Co. (Energy) 4,273,855
1,198,339 Alinma Bank (Banks) 13,198,828
1,199,113 Arab National Bank (Banks) 7,973,335
7,078 Ataa Educational Co.
(Consumer Services) 141,217
67,007 Bank AlBilad (Banks) 794,419
151,919 Banque Saudi Fransi (Banks) 1,615,694
207,791 Bawan Co. (Capital Goods) 2,633,952
45,169 Bupa Arabia for Cooperative
Insurance Co. (Insurance) 2,486,972
5,585 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care Equipment & Services) 431,733
3,555 Mouwasat Medical Services
Co. (Health Care Equipment &
Services) 112,349
1,046 National Co. for Learning &
Education (Consumer Services) 41,393
16,055 National Medical Care Co.
(Health Care Equipment &
Services) 810,609
1,512,789 Riyad Bank (Banks) 11,417,507
953,945 Saudi Awwal Bank (Banks) 9,113,383
18,498 Saudi Cement Co. (Materials) 237,508
438,008 Saudi Chemical Co. Holding
(Health Care Equipment &
Services) 539,846
103,971 Saudi Investment Bank (The)
(Banks) 431,727
269,879 Saudi National Bank (The)
(Banks) 2,914,567
191,613 Sustained Infrastructure
Holding Co. (Transportation) 1,576,294
67,967,785
South Africa – 1.7%
52,913 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 850,508
9,901 Exxaro Resources Ltd. (Energy) 98,640

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
4,385,033 FirstRand Ltd. (Financial
Services) $ 15,881,367
344,099 Investec Ltd. (Financial
Services) 2,277,146
43,779 Kumba Iron Ore Ltd.
(Materials) 1,293,108
1,923,424 Old Mutual Ltd. (Insurance) 1,280,002
2,191,524 Sanlam Ltd. (Insurance) 8,361,093
30,541 Standard Bank Group Ltd.
(Banks) 325,825
44,198 Sun International Ltd.
(Consumer Services) 99,772
13,644 Thungela Resources Ltd.
(Energy) 87,392
30,554,853
South Korea – 12.7%
13,802 Advanced Process Systems
Corp. (Semiconductors &
Semiconductor Equipment)* 220,787
4,874 Celltrion, Inc. (Pharmaceuticals,
Biotechnology & Life Sciences) 654,045
5,447 Chong Kun Dang
Pharmaceutical Corp.
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 448,752
5,660 Daewoong Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 467,885
139,904 DB Insurance Co. Ltd.
(Insurance)* 9,228,888
81,204 DGB Financial Group, Inc.
(Banks)* 547,950
30,103 Doosan Tesna, Inc.
(Semiconductors &
Semiconductor Equipment)* 1,009,842
9,120 Douzone Bizon Co. Ltd.
(Software & Services)* 326,459
134,429 GS Holdings Corp. (Capital
Goods)* 4,661,909
28,840 HAESUNG DS Co.
Ltd. (Semiconductors &
Semiconductor Equipment)* 1,080,634
76,304 Hana Financial Group, Inc.
(Banks) 2,728,437
157,687 Hankook Tire & Technology
Co. Ltd. (Automobiles &
Components)* 6,035,334
256,393 Hanmi Semiconductor Co.
Ltd. (Semiconductors &
Semiconductor Equipment)* 11,181,236
160,347 Hanwha Aerospace Co. Ltd.
(Capital Goods)* 16,559,581
10,141 Hanwha Systems Co. Ltd.
(Capital Goods)* 116,968
107,574 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Capital Goods)* 9,127,287
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
54,445 HDC Hyundai Development
Co.-Engineering &
Construction, Class E (Capital
Goods)* $ 728,903
1,337 Hyosung TNC Corp.
(Materials)* 300,709
4,775 Hyundai Autoever Corp.
(Software & Services)* 527,977
14,763 Hyundai Marine & Fire
Insurance Co. Ltd. (Insurance)* 374,952
148,118 Hyundai Steel Co. (Materials)* 3,709,109
247,944 JB Financial Group Co. Ltd.
(Banks) 2,127,479
7,880 Kakao Corp. (Media &
Entertainment)* 308,154
106,102 KB Financial Group, Inc.
(Banks) 4,502,729
371,947 Kia Corp. (Automobiles &
Components)* 28,569,650
7,293 KoMiCo Ltd. (Semiconductors
& Semiconductor Equipment)* 333,267
107,805 Korea Aerospace Industries Ltd.
(Capital Goods)* 4,061,752
40,764 Korea Investment Holdings Co.
Ltd. (Financial Services)* 1,871,728
78,937 KT Corp. (Telecommunication
Services)* 2,090,883
248,872 Meritz Financial Group, Inc.
(Financial Services)* 12,777,113
119,098 NAVER Corp. (Media &
Entertainment)* 17,760,152
24,293 POSCO Holdings, Inc.
(Materials) 7,707,689
133,291 Posco International Corp.
(Capital Goods)* 5,232,043
18,944 PSK, Inc. (Semiconductors &
Semiconductor Equipment)* 285,299
56,148 Samsung C&T Corp. (Capital
Goods) 5,800,341
821,721 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 44,649,723
28,079 Samsung Fire & Marine
Insurance Co. Ltd. (Insurance)* 5,556,266
1,325 Samsung SDI Co. Ltd.
(Technology Hardware &
Equipment) 367,719
5,639 Samsung Securities Co. Ltd.
(Financial Services) 158,502
1,933 SeAH Steel Holdings Corp.
(Materials) 314,906
25,536 Seoul Semiconductor Co.
Ltd. (Semiconductors &
Semiconductor Equipment)* 198,559
105,903 Shinhan Financial Group Co.
Ltd. (Banks) 3,244,877
156,316 Shinsung E&G Co. Ltd.
(Semiconductors &
Semiconductor Equipment)* 228,095

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
4,375 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) $ 438,115
6,168 SK Square Co. Ltd. (Capital
Goods)* 239,616
1,846 SK, Inc. (Capital Goods) 253,047
10,704 Systems Technology,
Inc. (Semiconductors &
Semiconductor Equipment)* 212,548
154,382 Worldex Industry & Trading
Co. Ltd. (Semiconductors &
Semiconductor Equipment)* 2,745,802
222,073,698
Taiwan – 16.0%
290,455 Advantech Co. Ltd. (Technology
Hardware & Equipment) 3,130,876
629,000 Ardentec Corp.
(Semiconductors &
Semiconductor Equipment) 1,482,999
6,117,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 26,448,534
23,000 ASMedia Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 1,360,028
352,000 Brighton-Best International
Taiwan, Inc. (Capital Goods) 379,987
883,000 Catcher Technology Co. Ltd.
(Technology Hardware &
Equipment) 5,486,734
1,596,000 Chicony Electronics Co. Ltd.
(Technology Hardware &
Equipment) 8,368,191
1,272,000 Chipbond Technology
Corp. (Semiconductors &
Semiconductor Equipment) 2,926,155
10,165,000 Compal Electronics, Inc.
(Technology Hardware &
Equipment) 11,657,796
1,224,000 CTBC Financial Holding Co.
Ltd. (Banks) 1,110,428
125,000 Fitipower Integrated Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 935,933
407,000 FocalTech Systems Co.
Ltd. (Semiconductors &
Semiconductor Equipment)* 1,284,096
130,000 Genesys Logic, Inc.
(Semiconductors &
Semiconductor Equipment) 450,957
2,028,000 Getac Holdings Corp.
(Technology Hardware &
Equipment) 6,668,820
186,000 Global Mixed Mode
Technology, Inc.
(Semiconductors &
Semiconductor Equipment) 1,459,178
9,000 Global Unichip Corp.
(Semiconductors &
Semiconductor Equipment) 441,870
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
1,082,000 Hon Hai Precision Industry Co.
Ltd. (Technology Hardware &
Equipment) $ 3,539,465
959,000 ITE Technology, Inc.
(Semiconductors &
Semiconductor Equipment) 4,656,844
3,493,000 King Yuan Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 9,330,571
4,075,000 Lite-On Technology Corp.
(Technology Hardware &
Equipment) 14,112,189
1,224,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 37,769,733
755,000 Novatek Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 12,298,728
465,000 Pegatron Corp. (Technology
Hardware & Equipment) 1,225,820
63,000 Powertech Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 292,490
1,952,000 Quanta Computer, Inc.
(Technology Hardware &
Equipment) 15,434,500
354,000 Radiant Opto-Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 1,565,509
15,900 Silicon Motion Technology
Corp. ADR (Semiconductors &
Semiconductor Equipment) 1,001,382
11,000 Sitronix Technology
Corp. (Semiconductors &
Semiconductor Equipment) 95,448
52,000 Supreme Electronics Co. Ltd.
(Technology Hardware &
Equipment) 99,900
4,910,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 98,290,835
650,000 Tung Ho Steel Enterprise Corp.
(Materials) 1,532,131
1,784,000 WPG Holdings Ltd.
(Technology Hardware &
Equipment) 4,966,485
158,000 Zero One Technology Co.
Ltd. (Technology Hardware &
Equipment) 344,502
280,149,114
Thailand – 1.2%
273,500 Advanced Info Service PCL
(Telecommunication Services) 1,686,779
1,791,800 Bumrungrad Hospital PCL
(Health Care Equipment &
Services) 12,122,672
205,200 Electricity Generating PCL
(Utilities) 759,586

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
437,100 Intouch Holdings PCL, Class F
(Telecommunication Services) $ 907,690
1,606,300 Krung Thai Bank PCL (Banks) 719,967
4,803,400 PTT PCL (Energy) 4,559,766
1,667,700 Sansiri PCL (Real Estate
Management & Development) 83,829
156,100 SCB X PCL (Banks) 450,997
21,291,286
Turkey – 0.7%
31,862 AG Anadolu Grubu Holding AS
(Capital Goods) 240,448
109,825 KOC Holding AS (Capital
Goods) 580,035
231,763 Migros Ticaret AS (Consumer
Staples Distribution & Retail) 3,117,160
643,869 Turkiye Is Bankasi AS, Class C
(Banks) 542,909
10,754,316 Yapi ve Kredi Bankasi AS
(Banks) 7,724,291
12,204,843
United Arab Emirates – 0.8%
405,655 Abu Dhabi Islamic Bank PJSC
(Banks) 1,236,972
2,437,203 Air Arabia PJSC
(Transportation) 1,975,000
225,328 Dubai Islamic Bank PJSC
(Banks) 387,719
378,207 Emaar Development PJSC
(Real Estate Management &
Development) 715,692
2,191,560 Emirates NBD Bank PJSC
(Banks) 10,561,160
14,876,543
TOTAL COMMON STOCKS
(Cost $1,511,718,885)
1,684,751,277
Shares Description Rate Value
a
Preferred Stocks – 1.6%
Brazil – 1.1%
166,900 Banco Pan SA,
2/1/7369 (Banks) 2.74% 264,782
338,800 Bradespar
SA, 13.2599
(Materials) 13.26 1,558,463
35,800 Gerdau SA,
7/1/6068
(Materials) 7.61 152,033
2,596,700 Itau Unibanco
Holding SA
(Banks) 3.83 17,180,653
19,155,931
Shares Description Rate Value
a
Preferred Stocks – (continued)
South Korea – 0.5%
284,543 Mirae Asset
Securities Co.
Ltd., N.A.
(Financial
Services)* 0.00% $ 793,915
194,589 Samsung
Electronics Co.
Ltd., 2/1/4204
(Technology
Hardware &
Equipment) 2.42 8,514,408
9,308,323
TOTAL PREFERRED STOCKS
(Cost $26,572,247)
28,464,254
Shares Dividend Rate Value
aa a
Investment Company – 1.4%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
24,032,378 5.223% 24,032,378
(Cost $24,032,378)
TOTAL INVESTMENTS – 99.0%
(Cost $1,562,323,510)
$ 1,737,247,909
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
18,051,102
NET ASSETS – 100.0%
$ 1,755,299,011
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Additional Investment Information
Sector Name
% of
Market
Value
Financials 24.8%
Information Technology 23.6
Consumer Discretionary 11.5
Industrials 9.2
Communication Services 8.3
Materials 6.8
Health Care 6.6
Consumer Staples 2.8
Energy 2.8
Utilities 1.7
Investment Company 1.4
Real Estate 0.5
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At January 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 565 03/15/24 $ 27,707,600 $ (238,224)

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 96.7%
Australia – 6.7%
543,434 BHP Group Ltd. (Materials) $ 16,625,845
187,133 BlueScope Steel Ltd.
(Materials) 2,857,207
211,132 Boral Ltd. (Materials)* 727,652
864,328 Brambles Ltd. (Commercial &
Professional Services) 8,241,168
228,809 Challenger Ltd. (Financial
Services) 970,649
58,313 Cochlear Ltd. (Health Care
Equipment & Services) 11,572,159
206,287 Coles Group Ltd. (Consumer
Staples Distribution & Retail) 2,140,719
36,148 Computershare Ltd.
(Commercial & Professional
Services) 598,728
217,937 CSR Ltd. (Materials) 981,364
903,749 Deterra Royalties Ltd.
(Materials) 3,254,805
714,090 Dexus REIT (Equity Real Estate
Investment Trusts (REITs)) 3,613,773
156,671 Emerald Resources NL
(Materials)* 340,528
31,438 Fortescue Ltd. (Materials) 607,595
130,745 Glencore PLC (Materials) 691,767
1,889,632 Insurance Australia Group Ltd.
(Insurance) 7,417,611
267,085 National Australia Bank Ltd.
(Banks) 5,632,933
298,238 New Hope Corp. Ltd.
(Energy)
(a)
1,043,130
142,163 Northern Star Resources Ltd.
(Materials) 1,219,447
354,223 Perseus Mining Ltd. (Materials) 417,097
874,081 Ramelius Resources Ltd.
(Materials) 907,884
19,586 Rio Tinto Ltd. (Materials) 1,685,325
3,087,108 Scentre Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 6,137,319
800,886 Stockland REIT (Equity Real
Estate Investment Trusts
(REITs)) 2,365,106
641,605 Suncorp Group Ltd. (Insurance) 5,905,684
867,572 Telstra Group Ltd.
(Telecommunication Services) 2,288,078
1,024,060 Vicinity Ltd. REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,359,345
12,987 WiseTech Global Ltd. (Software
& Services) 611,443
600,759 Woolworths Group Ltd.
(Consumer Staples Distribution
& Retail) 14,108,812
104,323,173
Austria – 0.5%
58,158 BAWAG Group AG (Banks)*
(b)
2,994,358
95,143 Erste Group Bank AG (Banks) 4,098,612
7,092,970
Shares Description Value
a
Common Stocks – (continued)
Belgium – 0.3%
108,048 Euronav NV (Energy) $ 1,903,311
38,261 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 3,599,050
5,502,361
China – 0.6%
212,919 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 6,334,701
1,891,400 Yangzijiang Shipbuilding
Holdings Ltd. (Capital Goods) 2,361,261
8,695,962
Denmark – 4.7%
358 AP Moller – Maersk A/S, Class
A (Transportation) 649,151
54,016 Genmab A/S (Pharmaceuticals,
Biotechnology & Life
Sciences)* 14,936,621
465,337 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 53,190,096
34,242 Pandora A/S (Consumer
Durables & Apparel) 5,003,338
4,793 Sydbank AS (Banks) 212,709
73,991,915
Finland – 1.0%
43,748 Kesko OYJ, Class B (Consumer
Staples Distribution & Retail) 854,382
25,975 Kone OYJ, Class B (Capital
Goods) 1,285,798
1,118,202 Nordea Bank Abp (Banks) 13,780,596
15,920,776
France – 8.9%
43,430 Adevinta ASA (Media &
Entertainment)* 466,623
91,315 Air Liquide SA (Materials) 17,088,098
105,449 Cie de Saint-Gobain SA
(Capital Goods) 7,455,941
99,498 Cie Generale des Etablissements
Michelin SCA (Automobiles &
Components) 3,303,602
10,508 Danone SA (Food, Beverage &
Tobacco) 700,082
41,103 Dassault Aviation SA (Capital
Goods) 7,785,261
188,012 Dassault Systemes (Software &
Services) 9,746,227
10,293 Edenred SE (Financial Services) 614,786
105,753 Eiffage SA (Capital Goods) 11,064,964
483,665 Engie SA (Utilities) 7,725,333
2,747 Gecina SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 302,958
86,813 Getlink SE (Transportation) 1,495,883
7,472 Hermes International SCA
(Consumer Durables & Apparel) 15,763,392
33,862 Ipsen SA (Pharmaceuticals,
Biotechnology & Life Sciences) 3,904,261

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
35,922 Klepierre SA REIT (Equity
Real Estate Investment Trusts
(REITs)) $ 930,046
181,137 Legrand SA (Capital Goods) 17,555,027
7,769 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 6,464,271
11,347 Nexans SA (Capital Goods) 1,032,786
6,103 Publicis Groupe SA (Media &
Entertainment) 611,481
121,298 Rexel SA (Capital Goods) 3,230,567
26,751 Safran SA (Capital Goods) 4,994,651
87,042 Thales SA (Capital Goods) 12,730,259
128,276 Veolia Environnement SA
(Utilities) 4,179,727
139,146,226
Germany – 8.5%
46,982 Allianz SE (Insurance) 12,552,474
8,926 Bechtle AG (Software &
Services) 462,839
63,484 Brenntag SE (Capital Goods) 5,612,626
44,352 Continental AG (Automobiles &
Components) 3,623,148
36,028 Deutsche Boerse AG (Financial
Services) 7,174,609
547,559 Deutsche Telekom AG
(Telecommunication Services) 13,441,394
670,822 E.ON SE (Utilities) 9,075,743
141,676 GEA Group AG (Capital
Goods) 5,673,991
22,044 Hannover Rueck SE (Insurance) 5,284,322
30,085 Henkel AG & Co. KGaA
(Household & Personal
Products) 2,057,536
6,835 HOCHTIEF AG (Capital
Goods) 733,293
185,805 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 6,773,882
18,532 Knorr-Bremse AG (Capital
Goods) 1,144,651
46,520 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 19,804,465
29,489 Nemetschek SE (Software &
Services) 2,721,061
38,799 RWE AG (Utilities) 1,432,679
141,113 SAP SE (Software & Services) 24,447,357
10,130 Scout24 SE (Media &
Entertainment)
(b)
745,875
45,654 Siemens AG (Capital Goods) 8,173,162
37,513 TAG Immobilien AG (Real
Estate Management &
Development)* 525,064
132,517 TeamViewer SE (Software &
Services)*
(b)
1,899,852
133,360,023
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – 1.2%
1,846,600 AIA Group Ltd. (Insurance) $ 14,481,813
133,500 CLP Holdings Ltd. (Utilities) 1,061,784
7,800 Jardine Matheson Holdings Ltd.
(Capital Goods) 314,223
458,000 Swire Pacific Ltd., Class A
(Real Estate Management &
Development) 3,543,562
19,401,382
Ireland – 0.0%
48,210 Bank of Ireland Group PLC
(Banks) 443,339
Israel – 0.1%
37,715 Plus500 Ltd. (Financial
Services) 852,996
Italy – 3.2%
413,238 A2A SpA (Utilities) 819,313
141,041 Azimut Holding SpA (Financial
Services) 3,932,046
46,954 Banca Generali SpA (Financial
Services) 1,790,024
735,550 Banca Mediolanum SpA
(Financial Services) 7,527,423
231,663 Banca Monte dei Paschi di
Siena SpA (Banks)* 813,077
1,094,213 Banco BPM SpA (Banks) 5,903,608
427,230 BPER Banca (Banks) 1,540,961
46,862 Hera SpA (Utilities) 165,077
20,220 Leonardo SpA (Capital Goods) 352,921
65,373 Prysmian SpA (Capital Goods) 2,877,059
649,953 UniCredit SpA (Banks) 19,038,471
717,364 Unipol Gruppo SpA (Insurance) 4,454,552
49,214,532
Japan – 23.3%
116,600 Advantest Corp.
(Semiconductors &
Semiconductor Equipment) 4,640,430
27,000 Air Water, Inc. (Materials) 356,649
182,600 Aisin Corp. (Automobiles &
Components) 6,817,391
119,700 Alfresa Holdings Corp. (Health
Care Equipment & Services) 1,962,954
14,800 Asahi Group Holdings Ltd.
(Food, Beverage & Tobacco) 550,086
96,500 Central Japan Railway Co.
(Transportation) 2,411,790
266,200 Chubu Electric Power Co., Inc.
(Utilities) 3,453,330
189,300 Dai Nippon Printing Co. Ltd.
(Commercial & Professional
Services) 5,478,333
5,500 Daito Trust Construction Co.
Ltd. (Real Estate Management
& Development) 625,628
132,400 Daiwa Securities Group, Inc.
(Financial Services) 948,893

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
38,100 DCM Holdings Co. Ltd.
(Consumer Discretionary
Distribution & Retail) $ 354,918
18,300 Disco Corp. (Semiconductors &
Semiconductor Equipment) 4,938,058
515,800 ENEOS Holdings, Inc. (Energy) 2,083,087
27,200 Exedy Corp. (Automobiles &
Components) 521,845
29,600 Fujitsu Ltd. (Software &
Services) 4,097,064
1,677,100 Honda Motor Co. Ltd.
(Automobiles & Components) 18,746,730
156,400 Hulic Co. Ltd. (Real Estate
Management & Development) 1,727,023
132,500 Idemitsu Kosan Co. Ltd.
(Energy) 735,770
68,000 IHI Corp. (Capital Goods) 1,300,595
28,800 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 336,739
18,500 Itoki Corp. (Commercial &
Professional Services) 188,384
285,000 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 2,639,481
141,300 Japan Post Bank Co. Ltd.
(Banks) 1,469,499
639,500 JFE Holdings, Inc. (Materials) 10,096,952
43,100 Kamigumi Co. Ltd.
(Transportation) 991,550
60,500 Kandenko Co. Ltd. (Capital
Goods) 622,184
11,500 Kawasaki Kisen Kaisha Ltd.
(Transportation)
(a)
560,324
288,900 KDDI Corp.
(Telecommunication Services) 9,572,718
36,500 Kinden Corp. (Capital Goods) 608,256
41,800 Kobayashi Pharmaceutical Co.
Ltd. (Household & Personal
Products) 1,886,457
105,900 Kobe Steel Ltd. (Materials) 1,462,255
68,900 Kokuyo Co. Ltd. (Commercial
& Professional Services) 1,109,600
86,100 Kurita Water Industries Ltd.
(Capital Goods) 3,144,460
24,400 Kyoto Financial Group, Inc.
(Banks) 405,515
28,000 Mars Group Holdings Corp.
(Consumer Durables & Apparel) 529,124
558,400 Mazda Motor Corp.
(Automobiles & Components) 6,769,735
104,700 Medipal Holdings Corp. (Health
Care Equipment & Services) 1,671,115
573,800 Mitsubishi Electric Corp.
(Capital Goods) 8,515,364
614,000 Mitsubishi Estate Co. Ltd.
(Real Estate Management &
Development) 8,507,535
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,368,400 Mitsubishi HC Capital, Inc.
(Financial Services) $ 9,702,571
520,000 Mitsubishi UFJ Financial
Group, Inc. (Banks) 4,870,606
262,800 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 6,597,273
586,300 Mizuho Financial Group, Inc.
(Banks) 10,648,128
244,300 MS&AD Insurance Group
Holdings, Inc. (Insurance) 10,088,310
60,200 NEC Corp. (Software &
Services) 3,933,752
370,900 NGK Insulators Ltd. (Capital
Goods) 4,633,557
19,700 Nippn Corp. (Food, Beverage &
Tobacco) 302,435
640,700 Nippon Steel Corp. (Materials) 15,418,238
6,847,400 Nippon Telegraph & Telephone
Corp. (Telecommunication
Services) 8,598,656
119,700 Nisshin Seifun Group, Inc.
(Food, Beverage & Tobacco) 1,669,717
58,400 Nissin Foods Holdings Co. Ltd.
(Food, Beverage & Tobacco) 1,889,321
258,000 Nomura Real Estate Holdings,
Inc. (Real Estate Management
& Development) 7,060,352
19,800 NS United Kaiun Kaisha Ltd.
(Transportation) 696,361
13,900 Obic Co. Ltd. (Software &
Services) 2,135,174
171,700 Ono Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 3,094,744
436,900 ORIX Corp. (Financial
Services) 8,436,220
31,600 Otsuka Corp. (Software &
Services) 1,329,658
59,000 Otsuka Holdings Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 2,319,191
76,100 Pan Pacific International
Holdings Corp. (Consumer
Discretionary Distribution &
Retail) 1,645,015
67,000 Panasonic Holdings Corp.
(Consumer Durables & Apparel) 631,058
70,200 Renesas Electronics
Corp. (Semiconductors &
Semiconductor Equipment)* 1,151,813
29,900 Sankyo Co. Ltd. (Consumer
Durables & Apparel) 1,828,881
414,300 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,185,396
51,700 SCREEN Holdings Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 5,069,668

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
309,500 SCSK Corp. (Software &
Services) $ 6,076,917
32,800 Sega Sammy Holdings, Inc.
(Consumer Durables & Apparel) 482,738
204,100 Sekisui Chemical Co. Ltd.
(Consumer Durables & Apparel) 2,914,046
344,500 Sekisui House Ltd. (Consumer
Durables & Apparel)
(c)
7,776,811
292,300 Seven Bank Ltd. (Banks) 611,879
130,500 SKY Perfect JSAT Holdings,
Inc. (Media & Entertainment) 686,737
214,000 SoftBank Group Corp.
(Telecommunication Services) 9,238,517
55,300 Sojitz Corp. (Capital Goods) 1,305,159
86,700 Sompo Holdings, Inc.
(Insurance) 4,495,521
72,300 Subaru Corp. (Automobiles &
Components) 1,442,335
155,300 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 2,064,187
159,100 Sumitomo Heavy Industries
Ltd. (Capital Goods) 4,127,769
31,000 Sumitomo Mitsui Financial
Group, Inc. (Banks) 1,612,415
24,400 Sumitomo Osaka Cement Co.
Ltd. (Materials) 614,692
311,900 Sumitomo Realty &
Development Co. Ltd. (Real
Estate Management &
Development) 9,808,992
29,000 Sumitomo Rubber Industries
Ltd. (Automobiles &
Components) 335,950
63,100 Suzuken Co. Ltd. (Health Care
Equipment & Services) 1,958,686
419,100 Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 5,838,588
17,300 TIS, Inc. (Software & Services) 384,784
223,100 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 860,616
4,800 Token Corp. (Consumer
Durables & Apparel) 307,812
62,400 Tokio Marine Holdings, Inc.
(Insurance) 1,645,328
85,200 Tokyo Century Corp. (Financial
Services) 946,690
66,600 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 12,359,126
13,600 Tokyo Seimitsu Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 880,922
49,400 Tokyo Steel Manufacturing Co.
Ltd. (Materials) 596,658
1,761,800 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 11,782,172
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
252,900 TOPPAN Holdings, Inc.
(Commercial & Professional
Services) $ 6,971,052
38,600 Toyo Tire Corp. (Automobiles
& Components) 639,151
261,500 Toyota Motor Corp.
(Automobiles & Components) 5,221,585
193,500 Trend Micro, Inc. (Software &
Services) 11,070,012
66,500 USS Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 1,257,609
24,700 Yokogawa Electric Corp.
(Technology Hardware &
Equipment) 485,373
130,400 Zensho Holdings Co. Ltd.
(Consumer Services) 6,385,523
363,960,268
Netherlands – 6.4%
3,258 Adyen NV (Financial
Services)*
(b)
4,086,146
4,485 ASM International NV
(Semiconductors &
Semiconductor Equipment) 2,485,741
56,956 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 49,414,387
17,463 BE Semiconductor Industries
NV (Semiconductors &
Semiconductor Equipment) 2,624,312
8,444 Euronext NV (Financial
Services)
(b)
742,711
176,836 ING Groep NV (Banks) 2,512,571
663,578 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 18,661,930
15,453 Koninklijke Vopak NV (Energy) 482,731
366,241 Shell PLC (Energy) 11,462,816
52,026 Wolters Kluwer NV
(Commercial & Professional
Services) 7,669,527
100,142,872
New Zealand – 0.3%
72,909 Xero Ltd. (Software &
Services)* 5,218,728
Norway – 0.4%
465,005 Aker Solutions ASA (Energy) 1,724,713
27,089 Hoegh Autoliners ASA
(Transportation) 272,764
24,475 Kongsberg Gruppen ASA
(Capital Goods) 1,247,329
676,533 MPC Container Ships ASA
(Transportation) 1,016,972
1,131,189 PGS ASA (Energy)* 707,818
21,645 Schibsted ASA, Class A (Media
& Entertainment) 664,003

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
6,587 Schibsted ASA, Class B (Media
& Entertainment) $ 189,019
5,822,618
Portugal – 0.2%
114,767 Jeronimo Martins SGPS SA
(Consumer Staples Distribution
& Retail) 2,610,185
Singapore – 1.0%
307,532 Hafnia Ltd. (Energy) 2,236,330
493,200 Keppel Ltd. (Capital Goods) 2,620,748
754,200 Sembcorp Industries Ltd.
(Utilities) 3,174,043
583,400 Singapore Exchange Ltd.
(Financial Services) 4,073,672
349,100 Singapore Technologies
Engineering Ltd. (Capital
Goods) 967,335
22,532 STMicroelectronics
NV (Semiconductors &
Semiconductor Equipment) 989,325
100,400 United Overseas Bank Ltd.
(Banks) 2,116,285
16,177,738
South Africa – 0.2%
103,138 Anglo American PLC
(Materials) 2,458,572
Spain – 3.4%
198,298 Amadeus IT Group SA
(Consumer Services) 13,896,809
423,782 Banco de Sabadell SA (Banks) 550,043
2,108,770 Banco Santander SA (Banks) 8,475,278
751,061 Bankinter SA (Banks) 4,637,143
188,435 CaixaBank SA (Banks) 803,486
542,557 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 23,198,330
126,956 Inmobiliaria Colonial Socimi
SA REIT (Equity Real Estate
Investment Trusts (REITs)) 763,299
52,324,388
Sweden – 3.9%
38,197 Atlas Copco AB, Class B
(Capital Goods) 528,950
31,582 Avanza Bank Holding AB
(Financial Services) 634,403
25,810 Evolution AB (Consumer
Services)
(b)
3,013,669
52,653 Fortnox AB (Software &
Services) 290,291
61,080 Hexpol AB (Materials) 699,156
34,486 Indutrade AB (Capital Goods) 837,806
115,287 Investor AB, Class A (Financial
Services) 2,688,718
587,106 Investor AB, Class B (Financial
Services) 13,823,279
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
69,468 Saab AB, Class B (Capital
Goods) $ 4,473,110
50,943 Sandvik AB (Capital Goods) 1,070,613
400,551 Skandinaviska Enskilda Banken
AB, Class A (Banks) 5,688,680
188,821 SKF AB, Class B (Capital
Goods) 3,720,743
755,109 SSAB AB, Class A (Materials) 5,874,605
1,014,962 SSAB AB, Class B (Materials) 7,752,749
78,910 Swedish Orphan Biovitrum
AB (Pharmaceuticals,
Biotechnology & Life
Sciences)* 2,214,856
221,184 Trelleborg AB, Class B (Capital
Goods) 6,732,222
41,756 Wihlborgs Fastigheter AB
(Real Estate Management &
Development) 373,284
60,417,134
Switzerland – 6.0%
464,384 ABB Ltd. (Capital Goods) 19,648,942
322,188 Aryzta AG (Food, Beverage &
Tobacco)* 578,288
10,542 Cie Financiere Richemont SA
(Consumer Durables & Apparel) 1,565,852
135,751 Julius Baer Group Ltd.
(Financial Services) 7,390,480
67,603 Logitech International SA
(Technology Hardware &
Equipment) 5,667,381
8,862 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 4,332,683
222,135 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 22,971,825
8,661 SGS SA (Commercial &
Professional Services) 800,327
6,664 Sika AG (Materials) 1,839,650
30,809 Temenos AG (Software &
Services) 3,135,445
424,069 UBS Group AG (Financial
Services) 12,693,497
27,339 Zurich Insurance Group AG
(Insurance) 13,890,659
94,515,029
United Kingdom – 8.7%
46,069 3i Group PLC (Financial
Services) 1,442,189
244,010 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 16,260,826
1,548,938 Aviva PLC (Insurance) 8,455,006
48,040 Babcock International Group
PLC (Capital Goods) 274,561
391,985 BAE Systems PLC (Capital
Goods) 5,839,198
228,289 Barclays PLC (Banks) 424,236
149,729 Beazley PLC (Insurance) 1,030,670

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
33,605 Bellway PLC (Consumer
Durables & Apparel) $ 1,170,870
17,859 Berkeley Group Holdings PLC
(Consumer Durables & Apparel) 1,081,447
297,345 BP PLC ADR (Energy) 10,436,809
415,439 British American Tobacco PLC
(Food, Beverage & Tobacco) 12,248,652
256,500 CK Hutchison Holdings Ltd.
(Capital Goods) 1,324,777
197,145 Compass Group PLC
(Consumer Services) 5,430,121
263,019 Direct Line Insurance Group
PLC (Insurance)* 561,271
771,092 HSBC Holdings PLC (Banks) 6,020,463
282,863 Informa PLC (Media &
Entertainment) 2,778,155
48,513 Intermediate Capital Group
PLC (Financial Services) 1,093,732
1,059,875 M&G PLC (Financial Services) 2,996,659
595,321 Man Group PLC (Financial
Services) 1,788,803
125,105 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 390,866
268,373 Melrose Industries PLC (Capital
Goods) 2,000,318
1,335,687 National Grid PLC (Utilities) 17,790,170
937,217 NatWest Group PLC (Banks) 2,644,959
57,800 Next PLC (Consumer
Discretionary Distribution &
Retail) 6,170,531
76,532 Pearson PLC (Consumer
Services) 938,878
90,474 Rentokil Initial PLC
(Commercial & Professional
Services) 465,919
1,785,182 Rolls-Royce Holdings PLC
(Capital Goods)* 6,777,363
243,203 Sage Group PLC (The)
(Software & Services) 3,620,790
371,883 Smiths Group PLC (Capital
Goods) 7,621,241
1,746,877 Taylor Wimpey PLC (Consumer
Durables & Apparel) 3,261,407
36,543 Unilever PLC (Household &
Personal Products) 1,781,386
106,500 Vistry Group PLC (Consumer
Durables & Apparel) 1,347,152
135,469,425
United States – 7.2%
90,836 CRH PLC (Materials) 6,518,391
12,548 Experian PLC (Commercial &
Professional Services) 522,278
35,662 Ferguson PLC (Capital Goods) 6,668,284
200,119 Holcim AG (Materials)* 15,284,862
211,051 Nestle SA (Food, Beverage &
Tobacco) 24,049,390
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
63,742 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) $ 18,148,390
138,974 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 13,917,633
93,802 Schneider Electric SE (Capital
Goods) 18,427,429
44,042 Signify NV (Capital Goods)
(b)
1,320,586
73,401 Stellantis NV (Automobiles &
Components) 1,616,779
337,971 Tenaris SA (Energy) 5,338,015
111,812,037
TOTAL COMMON STOCKS
(Cost $1,317,566,725)
1,508,874,649
Shares Description Rate Value
a
Preferred Stocks – 1.1%
Germany – 1.1%
27,159 Bayerische
Motoren Werke
AG (Automobiles
& Components) 9.40% 2,653,720
192,005 Henkel AG
& Co. KGaA
(Household
& Personal
Products) 2.60 14,718,828
TOTAL PREFERRED STOCKS
(Cost $17,250,044)
17,372,548
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,334,816,769)
1,526,247,197
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.5%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
7,140,000 5.223% 7,140,000
(Cost $7,140,000)
TOTAL INVESTMENTS – 98.3%
(Cost $1,341,956,769)
$ 1,533,387,197
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
27,137,306
NET ASSETS – 100.0%
$ 1,560,524,503
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) All or a portion of security is on loan.
(d) Represents an affiliated issuer.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 20.5%
Industrials 16.3
Consumer Discretionary 11.9
Health Care 11.8
Information Technology 11.7
Materials 7.6
Consumer Staples 6.5
Real Estate 4.3
Communication Services 3.2
Utilities 3.2
Energy 2.5
Securities Lending Reinvestment Vehicle 0.5
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At January 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 30 03/15/24 $ 1,512,441 $ 37,701
FTSE 100 Index 6 03/15/24 580,094 (6,599)
Hang Seng Index 1 02/28/24 99,291 (3,917)
MSCI Singapore Index 2 02/28/24 41,364 (199)
SPI 200 Index 2 03/21/24 250,710 5,066
TOPIX Index 5 03/07/24 867,475 80,198
Total Futures Contracts
$ 112,250

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 96.4%
Australia – 8.6%
474,921 Altium Ltd. (Software &
Services) $ 15,257,237
3,686,461 Boral Ltd. (Materials)* 12,705,128
522,308 BWP Trust REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,169,571
2,615,002 Centuria Industrial REIT
(Equity Real Estate Investment
Trusts (REITs)) 5,539,763
1,896,765 Cettire Ltd. (Consumer
Discretionary Distribution &
Retail)* 3,857,715
923,181 Challenger Ltd. (Financial
Services) 3,916,302
2,905,077 Charter Hall Group REIT
(Equity Real Estate Investment
Trusts (REITs)) 22,658,719
4,929,855 Charter Hall Retail REIT
(Equity Real Estate Investment
Trusts (REITs)) 11,910,821
6,257,109 CSR Ltd. (Materials) 28,175,595
6,343,214 Deterra Royalties Ltd.
(Materials) 22,844,752
448,727 Evolution Mining Ltd.
(Materials) 939,969
1,844,344 Gold Road Resources Ltd.
(Materials) 1,822,301
2,865,551 GrainCorp Ltd., Class A
(Consumer Staples Distribution
& Retail) 15,055,314
1,486,404 Helia Group Ltd. (Financial
Services) 4,779,687
56,187 Magellan Financial Group Ltd.
(Financial Services) 329,334
47,353 Megaport Ltd. (Software &
Services)* 386,695
1,175,318 National Storage REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,762,641
2,088,593 New Hope Corp. Ltd. (Energy) 7,305,151
1,502,051 Nine Entertainment Co.
Holdings Ltd. (Media &
Entertainment) 1,927,128
2,906,565 Perenti Ltd. (Materials)* 1,545,710
8,660,215 Perseus Mining Ltd. (Materials) 10,197,397
262,583 Premier Investments Ltd.
(Consumer Discretionary
Distribution & Retail) 4,780,895
174,012 Pro Medicus Ltd. (Health Care
Equipment & Services) 11,463,751
11,640,673 Ramelius Resources Ltd.
(Materials) 12,090,855
1,887,784 Regis Resources Ltd.
(Materials)* 2,574,690
6,881,258 Resolute Mining Ltd.
(Materials)* 1,933,070
757,446 Seven Group Holdings Ltd.
(Capital Goods) 17,728,119
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
373,894 SmartGroup Corp. Ltd.
(Commercial & Professional
Services) $ 2,356,758
1,544,597 Stanmore Resources Ltd.
(Materials) 3,963,674
127,102 Super Retail Group Ltd.
(Consumer Discretionary
Distribution & Retail) 1,311,717
10,985,432 Tabcorp Holdings Ltd.
(Consumer Services) 5,707,083
2,563,856 Technology One Ltd. (Software
& Services) 26,195,421
187,460 Temple & Webster Group
Ltd. (Consumer Discretionary
Distribution & Retail)* 1,110,457
2,308,263 Ventia Services Group Pty Ltd.
(Capital Goods) 4,952,329
4,872,268 Waypoint REIT Ltd. REIT
(Equity Real Estate Investment
Trusts (REITs)) 7,843,919
1,856,761 Webjet Ltd. (Consumer
Services)* 9,008,468
780,413 Westgold Resources Ltd.
(Materials)* 1,125,861
2,099,120 Whitehaven Coal Ltd. (Energy) 11,475,368
299,709,365
Austria – 1.4%
3,623,192 ams-OSRAM AG
(Semiconductors &
Semiconductor Equipment)* 8,479,857
527,874 BAWAG Group AG (Banks)*
(a)
27,178,444
164,033 CA Immobilien Anlagen AG
(Real Estate Management &
Development) 5,384,892
262,443 Kontron AG (Software &
Services)
(b)
6,086,181
18,017 Raiffeisen Bank International
AG (Banks) 375,641
47,505,015
Belgium – 1.2%
24,870 Aedifica SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,620,638
8,882 Bekaert SA (Materials) 433,202
41,550 Cofinimmo SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,019,745
190,501 Colruyt Group NV (Consumer
Staples Distribution & Retail) 8,703,620
950,136 Euronav NV (Energy) 16,737,048
42,553 KBC Ancora (Banks) 1,959,899
109,320 Melexis NV (Semiconductors &
Semiconductor Equipment) 9,366,906
12,126 Montea NV REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,040,832
42,881,890

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – 0.8%
22,627,000 Yangzijiang Shipbuilding
Holdings Ltd. (Capital Goods) $ 28,247,992
Denmark – 1.7%
337,780 D/S Norden A/S
(Transportation) 18,174,834
159,249 Dfds A/S (Transportation) 5,395,393
80,398 GN Store Nord AS (Consumer
Durables & Apparel)* 1,895,989
12,821 Netcompany Group A/S
(Software & Services)*
(a)
511,410
110,988 NKT A/S (Capital Goods)* 7,738,524
581,025 Sydbank AS (Banks) 25,785,410
59,501,560
Finland – 1.7%
422,047 Cargotec OYJ, Class B (Capital
Goods) 23,993,446
460,782 Kojamo OYJ (Real Estate
Management & Development) 5,462,764
589,914 Konecranes OYJ (Capital
Goods) 25,334,765
2,650 QT Group OYJ (Software &
Services)* 186,919
299,716 Tokmanni Group Corp.
(Consumer Discretionary
Distribution & Retail) 5,139,211
60,117,105
France – 4.7%
101,082 Alten SA (Software & Services) 15,629,331
417,531 Coface SA (Insurance) 5,642,010
207,374 ICADE REIT (Equity Real
Estate Investment Trusts
(REITs)) 7,020,907
175,439 IPSOS SA (Media &
Entertainment) 11,514,203
69,347 Mercialys SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 788,944
331,236 Nexans SA (Capital Goods) 30,148,569
1,497,520 Rexel SA (Capital Goods) 39,883,910
352,661 Rubis SCA (Utilities) 8,917,579
287,012 SCOR SE (Insurance) 8,561,908
20,353 Societe pour l'Informatique
Industrielle (Software &
Services) 1,534,251
5,506 SOITEC (Semiconductors &
Semiconductor Equipment)* 795,778
24,968 Sopra Steria Group (Software &
Services) 5,856,351
34,759 Trigano SA (Automobiles &
Components) 5,475,258
346,574 Vallourec SACA (Energy)* 4,958,163
458,844 Verallia SA (Materials)
(a)
16,180,855
162,908,017
Georgia – 0.1%
67,454 Bank of Georgia Group PLC
(Banks) 3,244,138
Shares Description Value
a
Common Stocks – (continued)
Germany – 2.3%
256,891 AIXTRON SE (Semiconductors
& Semiconductor Equipment)
(b)
$ 9,561,033
30,959 CANCOM SE (Software &
Services) 982,750
96,884 CompuGroup Medical SE
& Co. KgaA (Health Care
Equipment & Services) 4,153,875
41,802 Deutz AG (Capital Goods) 252,635
142,780 Freenet AG (Telecommunication
Services) 3,945,398
526,537 Hensoldt AG (Capital Goods) 15,807,121
140,462 Jenoptik AG (Technology
Hardware & Equipment) 4,386,521
418,442 Kloeckner & Co. SE (Capital
Goods) 3,026,229
631,937 Sirius Real Estate Ltd. REIT
(Real Estate Management &
Development) 727,176
56,853 Softwareone Holding AG
(Technology Hardware &
Equipment)* 1,065,571
366,656 TAG Immobilien AG (Real
Estate Management &
Development)* 5,132,029
2,025,090 TeamViewer SE (Software &
Services)*
(a)
29,033,031
78,073,369
Guernsey – 0.1%
3,627,028 Balanced Commercial Property
Trust Ltd. REIT (Equity Real
Estate Investment Trusts
(REITs)) 3,478,594
Hong Kong – 0.6%
3,795,000 Kerry Properties Ltd. (Real
Estate Management &
Development) 6,026,394
750,000 Luk Fook Holdings
International Ltd. (Consumer
Discretionary Distribution &
Retail) 1,858,070
11,771,000 Pacific Basin Shipping Ltd.
(Transportation) 3,276,570
11,648,000 United Laboratories
International Holdings Ltd.
(The) (Pharmaceuticals,
Biotechnology & Life Sciences) 10,069,117
21,230,151
Indonesia – 0.0%
871,100 First Resources Ltd. (Food,
Beverage & Tobacco) 958,720
Israel – 3.0%
88,576 Airport City Ltd. (Real Estate
Management & Development)* 1,477,977
341,428 Alony Hetz Properties &
Investments Ltd. (Real Estate
Management & Development) 2,584,137

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
310,779 Amot Investments Ltd.
(Real Estate Management &
Development) $ 1,614,645
6,193,131 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Telecommunication Services) 8,192,054
17,180 Big Shopping Centers Ltd.
(Real Estate Management &
Development)* 1,746,918
51,654 Camtek Ltd. (Semiconductors &
Semiconductor Equipment)* 4,003,176
114,569 Clal Insurance Enterprises
Holdings Ltd. (Insurance)* 1,782,641
8,894 Delek Group Ltd. (Energy) 1,101,359
12,462 Elco Ltd. (Capital Goods) 384,570
32,213 Energix-Renewable Energies
Ltd. (Utilities) 117,519
12,800 Enlight Renewable Energy Ltd.
(Utilities)* 231,211
22,850 Fattal Holdings 1998 Ltd.
(Consumer Services)* 2,594,035
7,743 FIBI Holdings Ltd. (Banks) 328,519
130,310 First International Bank Of
Israel Ltd. (The) (Banks) 5,225,840
20,415 Fox Wizel Ltd. (Consumer
Discretionary Distribution &
Retail) 1,446,617
211,479 G City Ltd. (Real Estate
Management & Development)* 676,563
762,384 Harel Insurance Investments
& Financial Services Ltd.
(Insurance)* 6,323,938
184,964 Israel Canada T.R Ltd.
(Real Estate Management &
Development) 623,852
11,117 Israel Corp. Ltd. (Materials)*
(b)
2,547,742
23,279 Melisron Ltd. (Real Estate
Management & Development) 1,707,132
1,795,390 Mivne Real Estate KD Ltd.
(Real Estate Management &
Development) 4,858,089
66,663 Nova Ltd. (Semiconductors &
Semiconductor Equipment)* 9,493,245
49,504 OPC Energy Ltd. (Utilities)* 350,766
47,479 Perion Network Ltd. (Media &
Entertainment)* 1,408,606
938,854 Phoenix Holdings Ltd. (The)
(Insurance) 9,548,675
1,194,363 Plus500 Ltd. (Financial
Services) 27,012,788
103,142 Shapir Engineering and Industry
Ltd. (Capital Goods) 581,439
117,871 Shikun & Binui Ltd. (Capital
Goods)* 307,577
485,481 Shufersal Ltd. (Consumer
Staples Distribution & Retail)* 2,604,830
19,356 Strauss Group Ltd. (Food,
Beverage & Tobacco)* 375,921
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
66,988 Tower Semiconductor
Ltd. (Semiconductors &
Semiconductor Equipment)* $ 1,910,194
103,162,575
Italy – 6.4%
15,198,653 A2A SpA (Utilities) 30,133,862
950,516 Azimut Holding SpA (Financial
Services) 26,499,195
554,681 Banca Generali SpA (Financial
Services) 21,146,062
226,283 Banca IFIS SpA (Financial
Services) 3,916,686
2,991,487 Banca Mediolanum SpA
(Financial Services) 30,614,082
4,413,447 Banca Monte dei Paschi di
Siena SpA (Banks)* 15,490,047
1,527,971 Banca Popolare di Sondrio SpA
(Banks) 11,609,543
1,207,998 BFF Bank SpA (Financial
Services)
(a)
13,054,416
4,683,338 BPER Banca (Banks) 16,892,172
106,559 d'Amico International Shipping
SA (Energy) 713,406
3,570,196 Hera SpA (Utilities) 12,576,486
2,494,192 Iren SpA (Utilities) 5,234,745
495,899 Technogym SpA (Consumer
Durables & Apparel)
(a)
4,910,774
4,400,730 Unipol Gruppo SpA (Insurance) 27,326,824
220,118,300
Japan – 34.1%
33,000 Abalance Corp.
(Semiconductors &
Semiconductor Equipment) 604,847
4,441 Activia Properties, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 12,094,469
142,600 Aica Kogyo Co. Ltd. (Materials) 3,304,181
1,772,400 Air Water, Inc. (Materials) 23,412,022
1,124,700 Alfresa Holdings Corp. (Health
Care Equipment & Services) 18,443,900
636,300 Anritsu Corp. (Technology
Hardware & Equipment) 5,038,633
70,000 Aozora Bank Ltd. (Banks)
(b)
1,538,801
76,000 Artience Co. Ltd. (Materials) 1,422,087
133,900 ASAHI YUKIZAI Corp.
(Materials) 3,725,021
4,300 Bank of Nagoya Ltd. (The)
(Banks) 161,683
34,000 BIPROGY, Inc. (Software &
Services) 995,468
71,600 Canon Marketing Japan, Inc.
(Technology Hardware &
Equipment) 2,178,439
285,200 Central Glass Co. Ltd. (Capital
Goods) 5,336,126
961,700 Chiyoda Corp. (Capital Goods)* 2,205,624
48,800 Chugin Financial Group, Inc.
(Banks) 345,555

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
289,900 Chugoku Marine Paints Ltd.
(Materials) $ 3,687,763
131,900 COMSYS Holdings Corp.
(Capital Goods) 2,887,963
24,600 Credit Saison Co. Ltd.
(Financial Services) 456,612
374,000 Daiichikosho Co. Ltd. (Media &
Entertainment) 5,123,748
1,037 Daiwa Office Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 4,420,744
1,449,400 DCM Holdings Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 13,501,795
10,700 Digital Garage, Inc. (Software
& Services) 257,970
857,900 Doutor Nichires Holdings Co.
Ltd. (Consumer Services) 12,666,969
17,500 DyDo Group Holdings, Inc.
(Food, Beverage & Tobacco) 351,432
680,800 Exedy Corp. (Automobiles &
Components) 13,061,475
8,900 FCC Co. Ltd. (Automobiles &
Components) 115,948
6,071 Frontier Real Estate Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 17,945,139
115,800 Fuji Soft, Inc. (Software &
Services) 5,075,791
390,600 Glory Ltd. (Capital Goods) 8,070,366
434,700 Gree, Inc. (Media &
Entertainment) 1,729,311
23,400 G-Tekt Corp. (Automobiles &
Components) 290,859
1,500,900 H2O Retailing Corp. (Consumer
Staples Distribution & Retail) 16,069,106
32,900 Hazama Ando Corp. (Capital
Goods) 265,690
556,900 Heiwa Corp. (Consumer
Services) 8,274,339
12,400 Heiwa Real Estate Co. Ltd.
(Real Estate Management &
Development) 327,836
41,100 Hiday Hidaka Corp. (Consumer
Services) 828,440
77,100 HIS Co. Ltd. (Consumer
Services)* 936,643
30,200 Hisamitsu Pharmaceutical
Co., Inc. (Pharmaceuticals,
Biotechnology & Life Sciences) 860,769
177,800 Hitachi Zosen Corp. (Capital
Goods) 1,097,081
181 Hoshino Resorts REIT, Inc.
REIT (Equity Real Estate
Investment Trusts (REITs)) 631,691
1,297 Hulic Reit, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,365,829
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
7,712 Ichigo Office REIT Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) $ 4,333,612
657,400 IHI Corp. (Capital Goods)
(b)
12,573,691
1,824,800 Iino Kaiun Kaisha Ltd.
(Transportation) 15,936,492
768 Industrial & Infrastructure Fund
Investment Corp. REIT (Equity
Real Estate Investment Trusts
(REITs)) 694,997
57,100 Infomart Corp. (Commercial &
Professional Services) 153,250
104,800 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 1,225,354
66,400 Ito En Ltd. (Food, Beverage &
Tobacco) 1,927,564
26,600 Izumi Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 626,185
3,533,600 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 32,725,856
86,500 Japan Elevator Service Holdings
Co. Ltd. (Commercial &
Professional Services) 1,307,145
6,069 Japan Excellent, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 5,017,801
62,400 Japan Material Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 1,054,423
339,300 Kaga Electronics Co. Ltd.
(Technology Hardware &
Equipment) 15,706,200
1,099,800 Kamigumi Co. Ltd.
(Transportation) 25,301,771
57,700 Kanamoto Co. Ltd. (Capital
Goods) 1,102,126
1,447,900 Kandenko Co. Ltd. (Capital
Goods) 14,890,261
71,100 Kanematsu Corp. (Capital
Goods) 1,102,357
56,600 Keikyu Corp. (Transportation) 494,368
33,300 Keio Corp. (Transportation) 974,369
136,400 Keiyo Bank Ltd. (The) (Banks) 667,713
529,800 Kinden Corp. (Capital Goods) 8,828,882
61,200 Kobayashi Pharmaceutical Co.
Ltd. (Household & Personal
Products) 2,761,989
1,227,200 Kobe Steel Ltd. (Materials) 16,945,037
1,133,700 Kokuyo Co. Ltd. (Commercial
& Professional Services) 18,257,677
951,100 Konica Minolta, Inc.
(Technology Hardware &
Equipment)* 2,610,019
63,200 Kumagai Gumi Co. Ltd.
(Capital Goods) 1,644,847

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
509,000 Kurita Water Industries Ltd.
(Capital Goods) $ 18,589,202
16,900 Kyoei Steel Ltd. (Materials) 242,916
109,500 Kyoto Financial Group, Inc.
(Banks) 1,819,832
66,400 Kyudenko Corp. (Capital
Goods) 2,525,727
155,200 Life Corp. (Consumer Staples
Distribution & Retail) 3,941,248
115,500 Maruha Nichiro Corp. (Food,
Beverage & Tobacco) 2,285,299
150,000 Maruichi Steel Tube Ltd.
(Materials) 3,821,932
921,300 Matsui Securities Co. Ltd.
(Financial Services) 5,175,890
1,781,400 Mebuki Financial Group, Inc.
(Banks) 5,332,081
690,800 Medipal Holdings Corp. (Health
Care Equipment & Services) 11,025,850
20,500 Megmilk Snow Brand Co. Ltd.
(Food, Beverage & Tobacco) 321,508
415,500 Mimasu Semiconductor
Industry Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 8,955,037
168,900 MIRAIT ONE Corp. (Capital
Goods) 2,231,499
19,200 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 313,553
202,700 Mitsubishi Logisnext Co. Ltd.
(Capital Goods) 2,099,371
594,300 Mitsubishi Logistics Corp.
(Transportation) 18,357,412
101,300 Mitsubishi Research Institute,
Inc. (Software & Services) 3,395,551
109,800 Mitsubishi Shokuhin Co. Ltd.
(Consumer Staples Distribution
& Retail) 3,732,772
370,500 Mizuho Leasing Co. Ltd.
(Financial Services) 13,427,203
213,700 Modec, Inc. (Energy)* 3,337,251
16,400 Money Forward, Inc. (Software
& Services)* 640,125
70,800 Morinaga & Co. Ltd. (Food,
Beverage & Tobacco) 1,351,279
78,500 Nagase & Co. Ltd. (Capital
Goods) 1,283,528
578,600 NEC Networks & System
Integration Corp. (Software &
Services) 9,343,947
1,800,200 NGK Insulators Ltd. (Capital
Goods) 22,489,429
549,100 Nikkon Holdings Co. Ltd.
(Transportation) 11,796,125
593,800 Nippn Corp. (Food, Beverage &
Tobacco) 9,116,046
94,400 Nippon Shinyaku Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 3,334,962
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
253,600 Nisshin Oillio Group Ltd. (The)
(Food, Beverage & Tobacco) $ 7,746,886
1,101,500 Nisshin Seifun Group, Inc.
(Food, Beverage & Tobacco) 15,365,027
541,500 NS Solutions Corp. (Software &
Services) 18,060,603
804,800 NS United Kaiun Kaisha Ltd.
(Transportation) 28,304,593
153,500 NSD Co. Ltd. (Software &
Services) 2,880,574
281,100 NTN Corp. (Capital Goods) 514,064
49,800 OBIC Business Consultants Co.
Ltd. (Software & Services) 2,408,341
6,600 Ohsho Food Service Corp.
(Consumer Services) 364,900
763,200 Okamura Corp. (Commercial &
Professional Services) 11,438,204
2,506,000 Okasan Securities Group, Inc.
(Financial Services) 12,264,949
1,145,100 Oki Electric Industry Co. Ltd.
(Technology Hardware &
Equipment) 8,045,781
685,100 Optorun Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 7,916,376
9,964 Orix JREIT, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 11,525,462
73,300 PALTAC Corp. (Consumer
Discretionary Distribution &
Retail) 2,231,650
12,300 Paramount Bed Holdings Co.
Ltd. (Health Care Equipment &
Services) 222,152
147,400 PeptiDream, Inc.
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 1,291,740
1,362,900 Persol Holdings Co. Ltd.
(Commercial & Professional
Services) 2,166,618
74,100 Prima Meat Packers Ltd. (Food,
Beverage & Tobacco) 1,212,397
349,300 Rakus Co. Ltd. (Software &
Services) 5,741,137
94,300 Relo Group, Inc. (Real Estate
Management & Development) 946,558
374,000 Round One Corp. (Consumer
Services) 1,656,460
227,700 Royal Holdings Co. Ltd.
(Consumer Services) 4,007,361
51,300 RS Technologies Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 995,873
8,000 Ryobi Ltd. (Capital Goods) 147,488
197,500 Saizeriya Co. Ltd. (Consumer
Services) 6,780,039
43,800 San-A Co. Ltd. (Consumer
Staples Distribution & Retail) 1,352,796

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
163,300 Sankyo Co. Ltd. (Consumer
Durables & Apparel) $ 9,988,502
2,156,700 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 21,787,697
84,500 Sanyo Special Steel Co. Ltd.
(Materials) 1,451,428
427,100 SCREEN Holdings Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 41,881,145
772,400 Sega Sammy Holdings, Inc.
(Consumer Durables & Apparel) 11,367,883
47,300 Seiko Group Corp. (Consumer
Durables & Apparel) 843,837
324,500 Senshu Ikeda Holdings, Inc.
(Banks) 751,794
45,900 Shibaura Machine Co. Ltd.
(Capital Goods) 1,112,843
2,100 Shibaura Mechatronics
Corp. (Semiconductors &
Semiconductor Equipment)
(b)
99,475
9,400 Shiga Bank Ltd. (The) (Banks) 233,723
1,316,100 Shikoku Electric Power Co.,
Inc. (Utilities) 9,305,869
11,500 Simplex Holdings, Inc.
(Software & Services) 209,605
4,894,400 SKY Perfect JSAT Holdings,
Inc. (Media & Entertainment) 25,756,050
70,200 Sohgo Security Services
Co. Ltd. (Commercial &
Professional Services) 383,221
1,237,900 Sojitz Corp. (Capital Goods) 29,216,202
33,500 Starts Corp., Inc. (Real Estate
Management & Development) 687,213
648,300 Sumitomo Heavy Industries
Ltd. (Capital Goods) 16,819,815
653,800 Sumitomo Mitsui Construction
Co. Ltd. (Capital Goods) 1,833,770
341,500 Sumitomo Osaka Cement Co.
Ltd. (Materials) 8,603,168
444,000 Sumitomo Pharma Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,303,349
538,100 Sumitomo Rubber Industries
Ltd. (Automobiles &
Components) 6,233,607
222,200 Sun Frontier Fudousan Co. Ltd.
(Real Estate Management &
Development) 2,657,346
704,500 Suzuken Co. Ltd. (Health Care
Equipment & Services) 21,868,375
75,000 Taikisha Ltd. (Capital Goods) 2,236,264
2,214,900 Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 30,856,330
3,300 Toa Corp. (Capital Goods) 87,230
1,900 Toei Co. Ltd. (Media &
Entertainment) 266,652
298,300 Toho Gas Co. Ltd. (Utilities) 5,992,815
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
170,700 Toho Holdings Co. Ltd. (Health
Care Equipment & Services) $ 3,697,107
1,077,500 Tohoku Electric Power Co., Inc.
(Utilities) 7,193,177
27,800 Tokai Rika Co. Ltd.
(Automobiles & Components) 439,825
2,553,400 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 9,849,830
1,017,200 Tokyo Century Corp. (Financial
Services) 11,302,498
32,500 Tokyo Kiraboshi Financial
Group, Inc. (Banks) 950,669
374,800 Tokyo Seimitsu Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 24,277,185
2,217,200 Tokyo Steel Manufacturing Co.
Ltd. (Materials) 26,779,573
1,787,000 Tokyo Tatemono Co. Ltd.
(Real Estate Management &
Development) 27,541,132
5,621,900 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 37,596,886
265,300 Towa Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,642,591
398,500 Toyo Construction Co. Ltd.
(Capital Goods) 3,511,157
175,600 Toyo Seikan Group Holdings
Ltd. (Materials) 2,789,317
1,631,400 Toyo Tire Corp. (Automobiles
& Components) 27,013,228
301,000 Toyoda Gosei Co. Ltd.
(Automobiles & Components) 5,811,841
230,800 Toyota Boshoku Corp.
(Automobiles & Components) 3,802,968
669,200 UBE Corp. (Materials) 11,125,792
85,300 United Arrows Ltd. (Consumer
Discretionary Distribution &
Retail) 1,118,632
32,500 WingArc1st, Inc. (Software &
Services) 618,273
8,100 Yellow Hat Ltd. (Consumer
Discretionary Distribution &
Retail) 100,561
4,500 Yokogawa Bridge Holdings
Corp. (Capital Goods) 87,090
1,179,931,295
Netherlands – 1.2%
154,410 Aalberts NV (Capital Goods) 6,140,630
8,991 Basic-Fit NV (Consumer
Services)*
(a)(b)
260,332
327,561 Fugro NV (Capital Goods)* 6,047,709
1,798,303 Koninklijke BAM Groep NV
(Capital Goods) 4,964,734
425,191 Koninklijke Vopak NV (Energy) 13,282,407
107,602 TKH Group NV (Capital
Goods) 4,332,892

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
254,928 Van Lanschot Kempen NV
(Financial Services) $ 7,675,290
42,703,994
Norway – 3.4%
4,350,439 Aker Solutions ASA (Energy) 16,135,873
1,901,899 Europris ASA (Consumer
Discretionary Distribution &
Retail)
(a)
14,254,938
513,903 Golden Ocean Group Ltd.
(Transportation) 5,419,236
2,277,298 Hoegh Autoliners ASA
(Transportation) 22,930,505
16,599,994 MPC Container Ships ASA
(Transportation)
(b)
24,953,291
10,260,811 PGS ASA (Energy)* 6,420,494
144,583 Schibsted ASA, Class A (Media
& Entertainment) 4,435,368
291,107 Schibsted ASA, Class B (Media
& Entertainment) 8,353,523
175,421 Stolt-Nielsen Ltd.
(Transportation) 6,556,893
118,830 TGS ASA (Energy)
(b)
1,157,138
82,469 Veidekke ASA (Capital Goods) 752,766
567,286 Wallenius Wilhelmsen ASA
(Transportation) 5,514,846
116,884,871
Portugal – 0.7%
2,197,544 Mota-Engil SGPS SA (Capital
Goods) 12,604,032
623,328 Navigator Co. SA (The)
(Materials) 2,568,446
245,759 REN - Redes Energeticas
Nacionais SGPS SA (Utilities) 603,825
7,742,478 Sonae SGPS SA (Consumer
Staples Distribution & Retail) 7,484,886
23,261,189
Singapore – 1.2%
59,438 BW LPG Ltd. (Energy)
(a)
733,562
4,693,326 Hafnia Ltd. (Energy) 34,129,219
21,909 Kenon Holdings Ltd. (Utilities) 541,029
2,282,900 Keppel REIT (Equity Real
Estate Investment Trusts
(REITs)) 1,569,988
3,603,200 Keppel DC REIT (Equity
Real Estate Investment Trusts
(REITs)) 4,524,252
41,498,050
Spain – 1.9%
523,392 Acerinox SA (Materials) 5,525,554
2,441,433 Bankinter SA (Banks) 15,073,709
39,747 Fluidra SA (Capital Goods) 860,493
977,595 Inmobiliaria Colonial Socimi
SA REIT (Equity Real Estate
Investment Trusts (REITs)) 5,877,601
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
3,639,588 Merlin Properties Socimi SA
REIT (Equity Real Estate
Investment Trusts (REITs)) $ 37,062,776
64,400,133
Sweden – 6.5%
136,006 AAK AB (Food, Beverage &
Tobacco) 3,065,317
444,359 AddTech AB, Class B (Capital
Goods) 9,167,001
1,915,144 Arjo AB, Class B (Health Care
Equipment & Services) 8,964,000
265,288 Avanza Bank Holding AB
(Financial Services) 5,328,969
46,221 Axfood AB (Consumer Staples
Distribution & Retail) 1,169,444
1,813,267 Betsson AB, Class B (Consumer
Services)* 19,733,996
18,825 BoneSupport Holding
AB (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
372,704
11,675 Camurus AB (Pharmaceuticals,
Biotechnology & Life
Sciences)* 578,793
8,375 Catena AB (Real Estate
Management & Development) 357,082
4,660,995 Fortnox AB (Software &
Services) 25,697,412
401,765 Hemnet Group AB (Media &
Entertainment) 10,846,781
1,396,643 Hexpol AB (Materials) 15,986,753
557,285 Inwido AB (Capital Goods) 6,807,478
404,741 Lindab International AB
(Capital Goods) 7,685,505
132,268 Loomis AB (Commercial &
Professional Services) 3,621,232
63,924 MEKO AB (Consumer
Discretionary Distribution &
Retail) 649,274
294,190 Modern Times Group MTG
AB, Class B (Media &
Entertainment)* 2,251,735
156,836 Mycronic AB (Technology
Hardware & Equipment) 4,362,214
122,429 Nyfosa AB (Real Estate
Management & Development) 1,095,052
861,147 Samhallsbyggnadsbolaget
i Norden AB (Real Estate
Management & Development)
(b)
394,573
361,045 SSAB AB, Class A (Materials) 2,808,862
5,129,996 SSAB AB, Class B (Materials) 39,185,279
3,054,361 Storskogen Group AB, Class B
(Capital Goods) 2,108,431
1,369,887 Trelleborg AB, Class B (Capital
Goods) 41,695,528
588,565 Truecaller AB, Class B
(Software & Services)*
(b)
1,740,224
273,210 Vitrolife AB (Pharmaceuticals,
Biotechnology & Life Sciences) 4,497,962

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
749,833 Wihlborgs Fastigheter AB
(Real Estate Management &
Development) $ 6,703,247
226,874,848
Switzerland – 2.4%
50,525 Allreal Holding AG (Real Estate
Management & Development) 8,986,958
7,700 ALSO Holding AG (Technology
Hardware & Equipment) 2,254,305
9,245,437 Aryzta AG (Food, Beverage &
Tobacco)* 16,594,421
21,937 Burckhardt Compression
Holding AG (Capital Goods) 12,273,033
341 Comet Holding AG (Technology
Hardware & Equipment) 112,432
56,263 DKSH Holding AG
(Commercial & Professional
Services) 3,936,996
2,097 dormakaba Holding AG (Capital
Goods) 1,050,472
181,649 Galenica AG (Health Care
Equipment & Services)
(a)
16,018,271
75,894 Georg Fischer AG (Capital
Goods) 5,079,473
118,616 Huber + Suhner AG (Capital
Goods) 8,507,482
57,839 Implenia AG (Capital Goods) 2,053,355
497 Inficon Holding AG
(Technology Hardware &
Equipment) 754,385
595,100 IWG PLC (Real Estate
Management & Development)* 1,410,265
9,828 Sulzer AG (Capital Goods) 949,408
45,728 Zehnder Group AG (Capital
Goods) 2,725,205
82,706,461
United Kingdom – 11.2%
4,500 4imprint Group PLC (Media &
Entertainment) 308,583
2,844,517 Babcock International Group
PLC (Capital Goods) 16,257,126
2,470,459 Balfour Beatty PLC (Capital
Goods) 10,394,307
3,234,828 Beazley PLC (Insurance) 22,267,173
1,010,834 Bellway PLC (Consumer
Durables & Apparel) 35,219,629
24,592 Big Yellow Group PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 355,601
94,358 Bodycote PLC (Capital Goods) 760,820
2,505,807 Breedon Group PLC (Materials) 11,543,349
2,890,672 British Land Co. PLC (The)
REIT (Equity Real Estate
Investment Trusts (REITs)) 13,894,660
888,518 Britvic PLC (Food, Beverage &
Tobacco) 9,937,125
218,878 Bytes Technology Group PLC
(Software & Services) 1,817,044
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
56,208 Clarkson PLC (Transportation) $ 2,528,752
42,682 Computacenter PLC (Software
& Services) 1,559,313
637,250 Darktrace PLC (Software &
Services)* 2,763,129
539,395 Direct Line Insurance Group
PLC (Insurance)* 1,151,046
156,540 Dunelm Group PLC (Consumer
Discretionary Distribution &
Retail) 2,156,339
46,346 Frasers Group PLC (Consumer
Discretionary Distribution &
Retail)* 474,190
957,180 Grainger PLC (Real Estate
Management & Development) 3,192,709
165,207 Greggs PLC (Consumer
Services) 5,565,052
1,875,915 IG Group Holdings PLC
(Financial Services) 16,857,249
2,583,298 Inchcape PLC (Consumer
Discretionary Distribution &
Retail) 22,244,151
862,857 Investec PLC (Financial
Services) 5,617,648
137,709 Lancashire Holdings Ltd.
(Insurance) 1,059,329
20,423 Liontrust Asset Management
PLC (Financial Services) 162,022
10,345,824 Man Group PLC (Financial
Services) 31,086,829
6,290,487 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 19,653,369
343,005 OSB Group PLC (Financial
Services) 1,951,796
779,203 Pagegroup PLC (Commercial &
Professional Services) 4,528,605
940,321 Paragon Banking Group PLC
(Financial Services) 8,389,355
1,319,293 Playtech PLC (Consumer
Services)* 7,430,108
5,042,154 QinetiQ Group PLC (Capital
Goods) 22,771,521
331,960 Redde Northgate PLC
(Transportation) 1,493,461
1,151,541 Redrow PLC (Consumer
Durables & Apparel) 8,747,733
290,108 Safestore Holdings PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 3,021,255
2,271,970 Serco Group PLC (Commercial
& Professional Services) 4,995,533
291,671 Shaftesbury Capital PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 491,347
503,205 Spectris PLC (Technology
Hardware & Equipment) 23,425,922
1,852,595 SSP Group PLC (Consumer
Services)* 5,272,449

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
378,167 Supermarket Income Reit
PLC REIT (Equity Real Estate
Investment Trusts (REITs)) $ 388,194
348,746 TORM PLC, Class A (Energy) 12,252,898
915,520 TP ICAP Group PLC (Financial
Services) 2,169,108
1,131,000 Travis Perkins PLC (Capital
Goods) 11,281,308
1,358,400 Tritax Big Box REIT PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 2,843,931
5,133,259 UK Commercial Property REIT
Ltd. REIT (Equity Real Estate
Investment Trusts (REITs)) 4,158,092
707,035 UNITE Group PLC (The) REIT
(Equity Real Estate Investment
Trusts (REITs)) 9,032,970
1,031,473 Vistry Group PLC (Consumer
Durables & Apparel) 13,047,431
25,047 Weir Group PLC (The) (Capital
Goods) 575,729
103,112 Yellow Cake PLC (Capital
Goods)*
(a)
906,225
388,001,515
United States – 1.2%
2,402,478 Reliance Worldwide Corp. Ltd.
(Capital Goods) 6,568,610
1,109,590 Signify NV (Capital Goods)
(a)
33,270,713
135,927 Sims Ltd. (Materials) 1,273,179
41,112,502
TOTAL COMMON STOCKS
(Cost $2,987,018,237)
3,338,511,649
Shares Description Rate Value
a
Preferred Stock – 0.4%
Germany – 0.4%
339,566 FUCHS SE
(Materials)
(Cost $13,476,120)
2.63% 14,884,383
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $3,000,494,357)
3,353,396,032
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.5%
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
19,040,310 5.223% $ 19,040,310
(Cost $19,040,310)
TOTAL INVESTMENTS – 97.3%
(Cost $3,019,534,667)
$ 3,372,436,342
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.7%
92,131,107
NET ASSETS – 100.0%
$ 3,464,567,449
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Industrials 25.2%
Financials 14.3
Information Technology 11.4
Consumer Discretionary 11.3
Real Estate 10.1
Materials 9.5
Consumer Staples 4.5
Health Care 4.3
Energy 3.8
Communication Services 2.6
Utilities 2.4
Securities Lending Reinvestment Vehicle 0.6
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At January 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 467 03/15/24 $ 23,543,661 $ 441,937
FTSE 100 Index 109 03/15/24 10,538,381 78,099
Hang Seng Index 11 02/28/24 1,092,198 (42,974)
MSCI Singapore Index 54 02/28/24 1,116,832 (5,359)
SPI 200 Index 46 03/21/24 5,766,321 80,779
TOPIX Index 111 03/07/24 19,257,950 1,613,983
Total Futures Contracts
$ 2,166,465

Goldman Sachs International Equity Insights Funds
Schedule of Investments
January 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31,
2024:
Emerging Markets Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 13,195,072 $ 17,359,781 $ —
Asia 122,313,911 1,344,537,153 5,738,005
Europe 5,319,313 38,501,658 —
North America 44,459,414 — —
South America 102,900,075 18,891,149 —
Investment Company 24,032,378 — —
Total
$ 312,220,163 $ 1,419,289,741 $ 5,738,005
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (238,224) $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 2,458,572 $ —
Asia 6,648,924 401,879,098 560,324
Europe 31,318,155 862,028,186 —
North America 6,518,391 105,293,646 —
Oceania — 108,498,771 1,043,130
Investment Company 7,140,000 — —
Securities Lending Reinvestment Vehicle 7,140,000 — —
Total
$ 58,765,470 $ 1,480,158,273 $ 1,603,454
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 122,965 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (10,715) $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
€ 1.00 € 1.00 € 1.00
International Small Cap Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 733,562 $ 1,374,295,221 $ —
Europe 152,406,958 1,485,138,424 —
North America — 41,112,502 —
Oceania — 299,709,365 —
Securities Lending Reinvestment Vehicle 19,040,310 — —
Total
$ 172,180,830 $ 3,200,255,512 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 2,214,798 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (48,333) $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Investment Style Risk — Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) end to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Emerging Markets Equity Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)